Accounts Payable and Accrued Liabilities (Tables)	9 Months Ended
Sep. 30, 2015
Unaudited Interim [Member]
Schedule of accounts payable
	September 30, 2015	December 31, 2014

Accounts payable	$249,244	$1,826
Accrued liabilities	56,127	124,072
	$305,371	$125,898